UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22255

Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston,			MA 02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

September 30, 2018

COLUMBIA ETF TRUST II

Columbia Beyond BRICs ETF

Columbia EM Core ex-China ETF

Columbia EM Quality Dividend ETF

Columbia Emerging Markets Consumer ETF

Columbia India Consumer ETF

Columbia India Infrastructure ETF

Columbia India Small Cap ETF

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.

Too often, investors change their investment strategy based on something that's happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won't be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.

We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:

Long-term focus

The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.

Discipline through up-and-down markets

Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.

Tax-awareness

Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.

Emotional objectivity

Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.

Education and guidance

The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.

By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.

Sincerely,

Christopher O. Petersen

President, Columbia ETF Trust II

Columbia ETF Trust II is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia ETF Trust II | Semiannual Report 2018

TABLE OF CONTENTS

Columbia Beyond BRICs ETF
Fund at a Glance	2
Columbia EM Core ex-China ETF
Fund at a Glance	4
Columbia EM Quality Dividend ETF
Fund at a Glance	6
Columbia Emerging Markets Consumer ETF
Fund at a Glance	8
Columbia India Consumer ETF
Fund at a Glance	10
Columbia India Infrastructure ETF
Fund at a Glance	12
Columbia India Small Cap ETF
Fund at a Glance	14
Understanding Your Fund's Expenses	16
Frequency Distribution of Premiums and Discounts	17
Portfolio of Investments	19
Statement of Assets and Liabilities	42
Statement of Operations	45
Statement of Changes in Net Assets	48
Financial Highlights	52
Notes to Financial Statements	59
Approval of Investment Management Services Agreement	70
Additional Information	73

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE

Columbia Beyond BRICs ETF

(Unaudited)

Investment objective

Columbia Beyond BRICs ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Net of Tax Index.

Portfolio management

Christopher Lo, CFA

Portfolio Manager

Managed Fund since 2016

Average annual total returns (%) (for period ended September 30, 2018)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	08/15/12	-9.64	1.64	-0.01	0.08
Net Asset Value	08/15/12	-8.21	2.21	0.17	0.23
Tracked Index(1)		-8.03	2.88	1.86	1.87

(1) The Tracked Index reflects the Indxx Beyond BRICs Index through October 25, 2013 and the FTSE Beyond BRICs Net of Tax Index USD thereafter.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The FTSE Beyond BRICs Index is a market capitalization-weighted index designed to represent the performance of a diversified basket of 90 liquid companies in emerging and frontier markets excluding Brazil, Russia, India, China (BRIC), Taiwan and Argentina as defined by FTSE's Country Classification System. The index has 75% exposure to emerging markets and 25% to frontier markets at rebalance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia Beyond BRICs ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2018)

Naspers, Ltd. N Shares (South Africa)	3.4
PTT PCL NVDR (Thailand)	2.8
America Movil SAB de CV Series L (Mexico)	2.5
Qatar National Bank QPSC (Qatar)	2.5
Fomento Economico Mexicano SAB de CV Series UBD (Mexico)	2.4
Grupo Financiero Banorte SAB de CV Class O (Mexico)	2.3
Public Bank Bhd (Malaysia)	2.1
Vietnam Diary Products JSC (Vietnam)	2.1
United Power Generation and Distribution Co. Ltd. (Bangladesh)	2.1
Hoa Phat Group JSC (Vietnam)	2.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2018)

Communication Services	9.2
Consumer Discretionary	2.1
Consumer Staples	9.2
Energy	5.5
Financials	41.1
G-60	0.7
Health Care	3.6
Industrials	2.7
Materials	10.1
Real Estate	3.0
Telecommunication Services	8.1
Utilities	4.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at September 30, 2018)

Bangladesh	5.4
Chile	3.5
Colombia	0.7
Czech Republic	0.5
Hungary	1.0
Indonesia	8.0
Kenya	2.9
Kuwait	1.7
Malaysia	8.7
Mexico	13.1
Morocco	4.0
Nigeria	4.0
Philippines	3.2
Qatar	3.8
Romania	1.9
South Africa	15.3
Thailand	12.9
United Arab Emirates	3.0
Vietnam	6.4
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE

Columbia EM Core ex-China ETF

(Unaudited)

Investment objective

Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.

Portfolio management

Christopher Lo, CFA

Portfolio Manager

Managed Fund since 2016

Average annual total returns (%) (for period ended September 30, 2018)

	Inception	6 Months cumulative	1 Year	Life
Market Price	09/02/15	-9.00	0.90	13.20
Net Asset Value	09/02/15	-7.49	2.27	13.34
MSCI Emerging Markets Index (Net)		-8.97	-0.81	11.70
Beta Thematic Emerging Markets ex-China Index		-8.39	-0.74	11.96

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisors, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia EM Core ex-China ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2018)

Samsung Electronics Co., Ltd. (South Korea)	6.4
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5.8
Infosys, Ltd. ADR (India)	4.1
Vale SA (Brazil)	3.1
ICICI Bank, Ltd. ADR (India)	2.8
LUKOIL PJSC ADR (Russia)	2.5
Petroleo Brasileiro SA Preference Shares (Brazil)	2.4
Naspers, Ltd. N Shares (South Africa)	2.3
Celltrion, Inc. (South Korea)	2.1
Itau Unibanco Holding SA Preference Shares (Brazil)	2.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2018)

Communication Services	6.6
Consumer Discretionary	6.2
Consumer Staples	9.5
Energy	10.1
Financials	22.3
Health Care	3.3
Industrials	6.1
Information Technology	21.0
Materials	11.6
Real Estate	0.6
Utilities	2.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at September 30, 2018)

Brazil	11.8
Chile	1.2
India	8.7
Indonesia	3.3
Malaysia	4.7
Mexico	4.7
Philippines	2.2
Poland	2.6
Russia	4.8
South Africa	8.6
South Korea	18.4
Taiwan	21.3
Thailand	6.5
Turkey	0.8
United States(a)	0.4
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE

Columbia EM Quality Dividend ETF

(Unaudited)

Investment objective

Columbia EM Quality Dividend ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Advantage® Emerging Markets Quality Dividend Index.

Portfolio management

Christopher Lo, CFA

Portfolio Manager

Managed Fund since 2016

Average annual total returns (%) (for period ended September 30, 2018)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	08/04/11	-9.18	0.11	-1.08	-1.09
Net Asset Value	08/04/11	-7.28	0.38	-0.92	-0.97
MSCI Emerging Markets Index (Net)		-8.97	-0.81	3.61	1.74
Tracked Index(1)		-6.49	1.86	0.56	0.56

(1) The Tracked Index reflects the Indxx Emerging Market High Income Low Beta Index through January 31, 2014, the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Net Tax Index from February 3, 2014 through January 23, 2015, and the Beta Advantage® Emerging Markets Quality Dividend Index thereafter.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The Beta Advantage® Emerging Markets Quality Dividend Index is an equal-weighted index designed to represent a portfolio of approximately 50 companies in developing markets, which is expected to have a higher dividend yield than the average dividend yield of companies included in the developing markets universe as defined by Columbia Management.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia EM Quality Dividend ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2018)

Ecopetrol SA (Colombia)	2.2
S-Oil Corp. (South Korea)	2.1
Suzano Pepel e Celulose SA (Brazil)	2.1
Link REIT (Hong Kong)	2.1
Wal-Mart de Mexico SAB de CV (Mexico)	2.1
Emaar Properties PJSC (United Arab Emirates)	2.1
Infosys, Ltd. (India)	2.1
Polski Koncern Naftoey Orlem SA (Poland)	2.1
Uni-President Enterprises Corp. (Taiwan)	2.1
KB Financial Group, Inc. (South Korea)	2.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2018)

Communications Services	10.1
Consumer Discretionary	2.0
Consumer Staples	10.1
Energy	12.3
Financials	20.0
Information Technology	9.7
Materials	18.0
Real Estate	6.1
Utilities	11.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at September 30, 2018)

Brazil	6.0
Chile	3.8
China	10.0
Colombia	2.2
Hong Kong	10.0
India	11.8
Indonesia	8.0
Kenya	2.0
Malaysia	11.9
Mexico	4.0
Poland	2.1
Qatar	2.0
South Africa	4.0
South Korea	6.1
Taiwan	11.8
Thailand	2.0
United Arab Emirates	2.1
United States(a)	0.2
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE

Columbia Emerging Markets Consumer ETF

(Unaudited)

Investment objective

Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30TM Index.

Portfolio management

Christopher Lo, CFA

Portfolio Manager

Managed Fund since 2016

Average annual total returns (%) (for period ended September 30, 2018)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	09/14/10	-15.96	-18.86	-2.92	2.00
Net Asset Value	09/14/10	-14.96	-18.34	-2.78	2.07
Dow Jones Emerging Markets Consumer Titans 30TM Index		-14.66	-17.68	-1.79	3.24

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Dow Jones Emerging Markets Consumer Titans 30TM Index is a free-float market capitalization-weighted index that measures the performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries as defined by S&P Dow Jones Indexes.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia Emerging Markets Consumer ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2018)

Naspers, Ltd. N Shares (South Africa)	10.3
Ambev SA ADR (Brazil)	4.6
JD.com, Inc. ADR (China)	4.6
Fomento Economico Mexicano SAB de CV Series UBD (Mexico)	4.4
Wal-Mart de Mexico SAB de CV (Mexico)	4.1
Hindustan Unilever, Ltd. (India)	4.0
Yum China Holdings, Inc. (China)	3.8
Ctrip.com International, Ltd. ADR (China)	3.8
Geely Automobile Holdings, Ltd. (China)	3.6
ITC, Ltd. (India)	3.5

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2018)

Communication Services	13.0
Consumer Discretionary	43.3
Consumer Staples	40.9
Industrials	2.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at September 30, 2018)

Brazil	9.5
Chile	2.3
China	33.4
India	13.2
Indonesia	3.2
Malaysia	2.1
Mexico	11.3
Philippines	2.8
Russia	2.1
South Africa	14.6
Thailand	5.5
United States(a)	0.0	(b)
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

(b) Rounds to zero.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE

Columbia India Consumer ETF

(Unaudited)

Investment objective

Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.

Portfolio management

Christopher Lo, CFA

Portfolio Manager

Managed Fund since 2016

Average annual total returns (%) (for period ended September 30, 2018)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	08/10/11	-11.22	-3.46	14.66	10.61
Net Asset Value	08/10/11	-10.06	-3.03	14.79	10.68
Indxx India Consumer Index		-9.73	-2.10	16.53	12.27

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the consumer industry in India, as defined by Indxx's proprietary methodology.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia India Consumer ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2018)

Nestle India, Ltd.	6.1
Hindustan Unilever, Ltd.	6.0
Britannia Industries, Ltd.	5.8
Mahindra & Mahindra, Ltd.	5.7
ITC, Ltd.	5.5
Godrej Consumer Products, Ltd.	5.0
Titan Co., Ltd.	4.8
Dabur India, Ltd.	4.5
Bajaj Auto, Ltd.	4.4
Maruti Suzuki India, Ltd.	4.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2018)

Communication Services	4.5
Consumer Discretionary	44.9
Consumer Staples	50.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE

Columbia India Infrastructure ETF

(Unaudited)

Investment objective

Columbia India Infrastructure ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index.

Portfolio management

Christopher Lo, CFA

Portfolio Manager

Managed Fund since 2016

Average annual total returns (%) (for period ended September 30, 2018)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	08/11/10	-16.10	-15.62	6.45	-4.03
Net Asset Value	08/11/10	-14.95	-15.54	6.47	-4.02
Indxx India Infrastructure Index		-14.35	-14.58	7.77	-2.91

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Infrastructure Index is a maximum 30-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the infrastructure industry in India, as defined by Indxx's proprietary methodology. The index consists of common stocks listed on the primary exchange of India and ADRs & GDRs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia India Infrastructure ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2018)

Vedanta, Ltd.	5.3
GAIL India, Ltd.	5.3
Grasim Industries Ltd.	5.3
NTPC, Ltd.	5.2
Power Grid Corp. of India, Ltd.	5.1
UltraTech Cement, Ltd.	5.0
Hindalco Industries, Ltd.	5.0
Larsen & Toubro, Ltd.	5.0
JSW Steel, Ltd.	5.0
Tata Steel, Ltd.	5.0

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2018)

Communication Services	12.3
Consumer Discretionary	4.5
Energy	2.8
Industrials	24.3
Materials	35.8
Real Estate	1.2
Utilities	19.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE

Columbia India Small Cap ETF

(Unaudited)

Investment objective

Columbia India Small Cap ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index.

Portfolio management

Christopher Lo, CFA

Portfolio Manager

Managed Fund since 2016

Average annual total returns (%) (for period ended September 30, 2018)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	07/07/10	-28.04	-26.48	9.10	-3.25
Net Asset Value	07/07/10	-27.69	-26.65	8.85	-3.35
Indxx India Small Cap Index		-26.99	-25.52	10.56	-2.03

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Small Cap Index is a maximum 75-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the small cap segment in India. The index consists of securities listed on the primary stock exchange of India.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia India Small Cap ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2018)

KPIT Technologies, Ltd.	4.6
Multi Commodity Exchange of India, Ltd.	3.9
Karnataka Bank, Ltd. (The)	3.6
Deepak Nitrite, Ltd.	2.8
Meghmani Organics, Ltd.	2.7
Repco Home Finance, Ltd.	2.4
PTC India, Ltd.	2.3
Firstsource Solutions, Ltd.	2.3
Phillips Carbon Black, Ltd.	2.2
Just Dial, Ltd.	2.2

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2018)

Communication Services	3.8
Consumer Discretionary	7.3
Consumer Staples	7.7
Energy	1.4
Financials	18.5
Health Care	6.5
Industrials	13.8
Information Technology	10.9
Materials	25.7
Real Estate	2.1
Utilities	2.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2018

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended September 30, 2018.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses paid for the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

April 1, 2018 — September 30, 2018

	Beginning account value ($)		Ending account value ($)		Expenses paid for the period ($)		Annualized expense ratios for the period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Beyond BRICs ETF	1,000.00	1,000.00	917.90	1,022.16	2.79	2.94	0.58
Columbia EM Core ex-China ETF	1,000.00	1,000.00	925.10	1,023.31	1.69	1.78	0.35
Columbia EM Quality Dividend ETF	1,000.00	1,000.00	927.20	1,022.11	2.85	2.99	0.59
Columbia Emerging Markets Consumer ETF	1,000.00	1,000.00	850.40	1,022.06	2.78	3.04	0.60
Columbia India Consumer ETF	1,000.00	1,000.00	899.40	1021.26	3.62	3.85	0.76
Columbia India Infrastructure ETF	1,000.00	1,000.00	850.50	1020.86	3.90	4.26	0.84
Columbia India Small Cap ETF	1,000.00	1,000.00	723.10	1021.16	3.37	3.95	0.78

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Expense ratios reflect investment management fee caps for Columbia Beyond BRICs ETF and Columbia EM Core ex-China ETF through the period ended August 31, 2018.

Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Beyond BRICs ETF and Columbia EM Core ex-China ETF, account values at the end of the period would have been reduced.

Columbia ETF Trust II | Semiannual Report 2018

FREQUENCY DISTRIBUTION OF PREMIUMS
AND DISCOUNTS (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through September 30, 2018.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Beyond BRICs ETF August 15, 2012 – September 30, 2018
	0 - 49.9	340	329
	50 - 99.9	332	293
	100 - 199.9	117	118
	> 200	5	7
	Total	794	747
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia EM Core ex-China ETF September 2, 2015 – September 30, 2018
	0 - 49.9	212	142
	50 - 99.9	228	51
	100 - 199.9	119	13
	> 200	9	1
	Total	568	207
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia EM Quality Dividend ETF August 4, 2011 – September 30, 2018
	0 - 49.9	420	507
	50 - 99.9	185	424
	100 - 199.9	50	189
	> 200	8	18
	Total	663	1138

Columbia ETF Trust II | Semiannual Report 2018

FREQUENCY DISTRIBUTION OF PREMIUMS
AND DISCOUNTS (continued) (Unaudited)

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Emerging Markets Consumer ETF September 14, 2010 – September 30, 2018
	0 - 49.9	886	502
	50 - 99.9	353	174
	100 - 199.9	49	51
	> 200	6	5
	Total	1294	732
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia India Consumer ETF August 10, 2011 – September 30, 2018
	0 - 49.9	482	377
	50 - 99.9	344	182
	100 - 199.9	247	92
	> 200	59	14
	Total	1132	665
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia India Infrastructure ETF August 11, 2010 – September 30, 2018
	0 - 49.9	491	411
	50 - 99.9	343	297
	100 - 199.9	240	188
	> 200	39	40
	Total	1113	936
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia India Small Cap ETF July 7, 2010 – September 30, 2018
	0 - 49.9	463	414
	50 - 99.9	291	317
	100 - 199.9	227	271
	> 200	36	55
	Total	1017	1057

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia Beyond BRICs ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.3%

Issuer	Shares	Value ($)
Bangladesh 5.4%
BRAC Bank Ltd.(a)	372,176	311,126
GrameenPhone, Ltd.	93,700	409,613
Square Pharmaceuticals, Ltd.	313,592	1,009,395
United Power Generation and Distribution Co. Ltd.	284,800	1,094,093
Total Bangladesh		2,824,227
Chile 3.5%
Banco de Chile	1,672,693	254,023
Banco Santander Chile	3,732,305	297,804
Empresas CMPC SA	67,206	270,495
Empresas COPEC SA	29,337	451,975
Enel Americas SA	1,660,668	255,092
S.A.C.I. Falabella	37,752	306,434
Total Chile		1,835,823
Colombia 0.7%
Ecopetrol SA	285,530	387,516
Czech Republic 0.5%
CEZ AS	9,512	243,191
Hungary 1.0%
OTP Bank Nyrt.	13,751	509,604
Indonesia 7.9%
PT Astra International Tbk	1,218,730	601,125
PT Bank Central Asia Tbk	581,210	941,934
PT Bank Mandiri Persero Tbk	1,115,109	503,245
PT Bank Negara Indonesia Persero Tbk	445,596	221,280
PT Bank Rakyat Indonesia Persero Tbk	3,186,847	673,662
PT Hanjaya Mandala Sampoerna Tbk	526,410	136,005
PT Telekomunikasi Indonesia Persero Tbk	2,849,780	696,118
PT Unilever Indonesia Tbk	69,061	217,937
PT United Tractors Tbk	91,200	201,966
Total Indonesia		4,193,272
Kenya 2.9%
Equity Group Holdings, Ltd.	1,572,779	624,119
Safaricom PLC	3,748,798	911,166
Total Kenya		1,535,285

Common Stocks (continued)

Issuer	Shares	Value ($)
Kuwait 1.6%
Kuwait Finance House KSCP	186,512	367,857
National Bank of Kuwait SAKP	182,119	496,743
Total Kuwait		864,600
Malaysia 8.7%
Axiata Group Bhd	267,513	294,759
CIMB Group Holdings Bhd	397,306	576,974
DiGi.Com Bhd	220,625	256,956
IHH Healthcare Bhd	168,206	211,756
Malayan Banking Bhd	351,813	832,246
Petronas Chemicals Group Bhd	170,399	385,390
Public Bank Bhd	185,624	1,121,324
Tenaga Nasional Bhd	238,196	889,818
Total Malaysia		4,569,223
Mexico 13.0%
America Movil SAB de CV Series L	1,652,439	1,329,074
Arca Continental SAB de CV	23,421	151,403
Cemex SAB de CV Series CPO(a)	909,017	638,768
Fomento Economico Mexicano SAB de CV Series UBD	126,574	1,253,471
Grupo Elektra, SAB de CV	3,897	177,856
Grupo Financiero Banorte SAB de CV Class O	169,403	1,225,730
Grupo Mexico SAB de CV Series B	215,913	622,940
Grupo Televisa SAB Series CPO	149,942	533,558
Wal-Mart de Mexico SAB de CV	310,720	947,651
Total Mexico		6,880,451
Morocco 3.9%
Attijariwafa Bank	21,568	1,029,608
Maroc Telecom	69,415	1,050,080
Total Morocco		2,079,688
Nigeria 4.0%
Guaranty Trust Bank PLC	10,515,407	1,054,064
Zenith Bank PLC	17,609,533	1,038,341
Total Nigeria		2,092,405

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Philippines 3.2%
Ayala Corp.	14,840	254,886
Ayala Land, Inc.	417,577	309,531
BDO Unibank, Inc.	117,907	261,434
SM Investments Corp.	29,071	486,400
SM Prime Holdings, Inc.	544,060	364,016
Total Philippines		1,676,267
Qatar 3.8%
Industries Qatar QSC	12,129	415,336
Qatar Islamic Bank SAQ	7,026	270,112
Qatar National Bank QPSC	26,941	1,309,467
Total Qatar		1,994,915
Romania 1.9%
Banca Transilvania SA	1,737,105	1,005,084
South Africa 15.2%
Absa Group Ltd.	37,614	403,697
Aspen Pharmacare Holdings, Ltd.	19,786	236,824
FirstRand, Ltd.	169,055	810,795
MTN Group, Ltd.	95,687	592,193
Naspers, Ltd. N Shares	8,355	1,801,710
Nedbank Group, Ltd.	11,519	215,407
Old Mutual Ltd.	256,710	549,474
Remgro, Ltd.	27,367	381,460
Sanlam, Ltd.	92,509	517,155
Sasol, Ltd.	28,083	1,086,567
Shoprite Holdings, Ltd.	23,646	320,237
Standard Bank Group, Ltd.	67,887	839,518
Vodacom Group, Ltd.	31,646	281,613
Total South Africa		8,036,650
Thailand 12.9%
Advanced Info Service PCL NVDR	67,371	418,725
Airports of Thailand PCL NVDR	258,628	523,814
Bangkok Bank PCL NVDR	28,775	186,851

Common Stocks (continued)

Issuer	Shares	Value ($)
Bangkok Dusit Medical Services PCL NVDR	523,507	412,784
Central Pattana PCL NVDR	148,947	382,270
CP ALL PCL NVDR	314,345	670,680
Indorama Ventures PCL NVDR	106,226	193,795
Kasikornbank PCL NVDR	70,703	472,228
PTT Exploration & Production PCL NVDR	83,189	398,710
PTT Global Chemical PCL NVDR	122,417	307,556
PTT PCL NVDR	861,730	1,445,543
Siam Cement PCL (The) NVDR	50,688	699,037
Siam Commercial Bank PCL NVDR	145,100	668,519
Total Thailand		6,780,512
United Arab Emirates 2.9%
Dubai Islamic Bank PJSC	99,754	146,383
Emaar Properties PJSC	212,875	286,882
Emirates Telecommunications Group Co. PJSC	105,540	479,851
First Abu Dhabi Bank PJSC	164,727	641,319
Total United Arab Emirates		1,554,435
Vietnam 6.3%
Bank for Foreign Trade of Vietnam JSC(a)	195,910	529,089
Hoa Phat Group JSC(a)	600,916	1,089,647
No Va Land Investment Group Corp.(a)	212,934	607,014
Vietnam Dairy Products JSC	187,694	1,104,721
Total Vietnam		3,330,471
Total Investments in Securities (Cost: $50,201,288)		52,393,619
Other Assets & Liabilities, Net		391,869
Net Assets		52,785,488

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

September 30, 2018 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing security.

Abbreviation Legend

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

September 30, 2018 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Bangladesh	2,824,227	—	—	2,824,227
Chile	1,835,823	—	—	1,835,823
Colombia	387,516	—	—	387,516
Czech Republic	243,191	—	—	243,191
Hungary	509,604	—	—	509,604
Indonesia	4,193,272	—	—	4,193,272
Kenya	1,535,285	—	—	1,535,285
Kuwait	864,600	—	—	864,600
Malaysia	4,569,223	—	—	4,569,223
Mexico	6,880,451	—	—	6,880,451
Morocco	2,079,688	—	—	2,079,688
Nigeria	2,092,405	—	—	2,092,405
Philippines	1,676,267	—	—	1,676,267
Qatar	1,994,915	—	—	1,994,915
Romania	1,005,084	—	—	1,005,084
South Africa	8,036,650	—	—	8,036,650
Thailand	6,780,512	—	—	6,780,512
United Arab Emirates	1,554,435	—	—	1,554,435
Vietnam	3,330,471	—	—	3,330,471
Total Common Stocks	52,393,619	—	—	52,393,619
Total Investments in Securities	52,393,619	—	—	52,393,619

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 93.0%

Issuer	Shares	Value ($)
Brazil 5.4%
Ambev SA	16,795	77,129
B3 SA — Brasil Bolsa Balcao	8,134	47,661
Banco do Brasil SA	3,447	25,419
BRF SA(a)	3,697	20,339
Kroton Educacional SA	8,894	25,389
Ultrapar Participacoes SA	1,610	15,050
Vale SA	18,769	281,144
Total Brazil		492,131
Chile 1.2%
Cia Cervecerias Unidas SA	3,456	48,040
Empresas COPEC SA	4,163	64,137
Total Chile		112,177
India 8.7%
ICICI Bank, Ltd. ADR	30,293	257,187
Infosys, Ltd. ADR	36,745	373,697
Tata Motors, Ltd. ADR(a)	10,275	157,824
Total India		788,708
Indonesia 3.3%
PT Astra International Tbk	94,956	46,836
PT Bank Central Asia Tbk	84,396	136,776
PT Bank Mandiri Persero Tbk	144,682	65,294
PT Telekomunikasi Indonesia Persero Tbk	208,129	50,840
Total Indonesia		299,746
Malaysia 4.6%
Dialog Group Bhd	210,100	177,178
IHH Healthcare Bhd	66,700	83,969
Petronas Dagangan Bhd	11,500	72,971
Tenaga Nasional Bhd	23,400	87,414
Total Malaysia		421,532
Mexico 4.7%
Cemex SAB de CV Series CPO(a)	81,765	57,456
Coca-Cola Femsa SAB de CV Series L	11,499	70,264
Grupo Bimbo SAB de CV Series A	24,276	51,813

Common Stocks (continued)

Issuer	Shares	Value ($)
Grupo Mexico SAB de CV Series B	28,804	83,104
Grupo Televisa SAB Series CPO	14,926	53,113
Wal-Mart de Mexico SAB de CV	34,910	106,470
Total Mexico		422,220
Philippines 2.2%
Aboitiz Power Corp.	62,300	38,570
JG Summit Holdings, Inc.	27,370	27,330
Jollibee Foods Corp.	7,760	36,911
Manila Electric Co.	4,710	29,639
Puregold Price Club, Inc.	38,000	31,649
SM Investments Corp.	2,370	39,654
Total Philippines		203,753
Poland 2.6%
Powszechna Kasa Oszczednosci Bank Polski SA	11,495	133,782
Powszechny Zaklad Ubezpieczen SA	9,088	97,880
Total Poland		231,662
Russia 4.8%
Gazprom PJSC ADR	16,873	84,365
LUKOIL PJSC ADR	2,897	222,200
Sberbank of Russia PJSC ADR	10,236	129,792
Total Russia		436,357
South Africa 8.6%
AngloGold Ashanti, Ltd.	4,027	34,831
Aspen Pharmacare Holdings, Ltd.	2,132	25,518
Bid Corp., Ltd.	5,325	110,976
Bidvest Group, Ltd. (The)	5,472	71,536
FirstRand, Ltd.	8,220	39,424
MTN Group, Ltd.	6,479	40,098
Naspers, Ltd. N Shares	974	210,038
Remgro, Ltd.	2,066	28,797
Sanlam, Ltd.	10,355	57,888
Sasol, Ltd.	2,639	102,106
Standard Bank Group, Ltd.	4,458	55,129
Total South Africa		776,341

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
South Korea 18.4%
Celltrion, Inc.(a)	705	188,763
Hana Financial Group, Inc.	1,191	47,833
Hyundai Motor Co.	905	105,655
KB Financial Group, Inc.	3,065	149,761
Kia Motors Corp.	2,044	64,678
Korea Electric Power Corp.	1,654	43,764
KT&G Corp.	646	60,567
POSCO	394	104,605
Samsung C&T Corp.	337	39,343
Samsung Electronics Co., Ltd.	13,895	581,855
Shinhan Financial Group Co., Ltd.	2,947	119,554
SK Hynix, Inc.	2,470	162,774
Total South Korea		1,669,152
Taiwan 21.2%
ASE Industrial Holding Co., Ltd.(a)	15,124	36,902
Chang Hwa Commercial Bank, Ltd.	73,840	45,707
China Steel Corp.	87,904	73,414
Chipbond Technology Corp.	25,000	48,308
Chunghwa Telecom Co., Ltd.	24,465	88,139
CTBC Financial Holding Co., Ltd.	70,546	53,141
Eva Airways Corp.	87,150	42,386
Far Eastern New Century Corp.	71,765	83,910
Far EasTone Telecommunications Co., Ltd.	28,248	67,352
Formosa Chemicals & Fibre Corp.	11,882	49,811
Formosa Petrochemical Corp.	12,000	58,167
Formosa Plastics Corp.	27,233	104,355
Formosa Taffeta Co., Ltd.	37,000	45,140
Hon Hai Precision Industry Co., Ltd.	45,985	119,281
Makalot Industrial Co., Ltd.	5,000	24,809
MediaTek, Inc.	6,409	51,741
Nan Ya Plastics Corp.	38,576	107,138
President Chain Store Corp.	10,375	121,817
Standard Foods Corp.	23,536	39,159

Common Stocks (continued)

Issuer	Shares	Value ($)
Taiwan Business Bank	130,000	47,260
Taiwan Mobile Co., Ltd.	13,986	50,158
Taiwan Semiconductor Manufacturing Co., Ltd.	60,614	521,114
Uni-President Enterprises Corp.	18,833	49,160
Total Taiwan		1,928,369
Thailand 6.4%
Airports of Thailand PCL NVDR	48,200	97,622
BTS Group Holdings PCL NVDR	506,655	145,699
CP ALL PCL NVDR	19,700	42,031
Home Product Center PCL NVDR	110,500	53,986
Ratchaburi Electricity Generating Holding PCL	26,700	42,725
Siam Cement PCL (The)	3,500	48,268
Siam Commercial Bank PCL (The)	15,800	72,795
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	81,400	50,592
Thai Union Group PCL NVDR	55,796	30,883
Total Thailand		584,601
Turkey 0.9%
Haci Omer Sabanci Holding AS	15,682	19,918
Turkiye Garanti Bankasi AS	26,183	33,604
Turkiye Is Bankasi AS Class C	31,575	23,232
Total Turkey		76,754
Total Common Stocks (Cost: $7,304,144)		8,443,503

Preferred Stocks 6.4%

Issuer	Shares	Value ($)
Brazil 6.4%
Banco Bradesco SA Preference Shares	7,221	51,840
Itau Unibanco Holding SA Preference Shares	16,852	186,220
Itausa — Investimentos Itau SA Preference Shares	36,106	91,315
Petroleo Brasileiro SA Preference Shares	40,792	215,423
Telefonica Brasil SA Preference Shares	3,634	35,671
Total Brazil		580,469
Total Preferred Stocks (Cost: $440,005)		580,469

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Warrant 0.0%

Issuer	Shares	Value ($)
Thailand 0.0%
BTS Group Holdings PCL, expiring 12/31/19(b) (Cost: $0)	56,295	0

Money Market Fund 0.4%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.914%(c) (Cost: $39,106)	39,106	39,106
Total Investments in Securities (Cost: $7,783,255)		9,063,078
Other Assets & Liabilities, Net		13,985
Net Assets		9,077,063

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Negligible market value.

(c)  The rate shown is the seven-day current annualized yield at September 30, 2018.

Abbreviation Legend

ADR  American Depositary Receipts

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

September 30, 2018 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)		Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	492,131	—		—	492,131
Chile	112,177	—		—	112,177
India	788,708	—		—	788,708
Indonesia	299,746	—		—	299,746
Malaysia	421,532	—		—	421,532
Mexico	422,220	—		—	422,220
Philippines	203,753	—		—	203,753
Poland	231,662	—		—	231,662
Russia	436,357	—		—	436,357
South Africa	776,341	—		—	776,341
South Korea	1,669,152	—		—	1,669,152
Taiwan	1,928,369	—		—	1,928,369
Thailand	584,601	—		—	584,601
Turkey	76,754	—		—	76,754
Total Common Stocks	8,443,503	—		—	8,443,503
Preferred Stocks
Brazil	580,469	—		—	580,469
Total Preferred Stocks	580,469	—		—	580,469
Warrant
Thailand	—	—	(a)	—	—	(a)
Total Warrant	—	—	(a)	—	—	(a)
Money Market Fund	39,106	—		—	39,106
Total Investments in Securities	9,063,078	—		—	9,063,078

(a)  Negligible market value.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia EM Quality Dividend ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 97.5%

Issuer	Shares	Value ($)
Brazil 6.0%
Cielo SA	50,338	154,409
Suzano Papel e Celulose SA	13,800	166,144
Vale SA	10,600	158,779
Total Brazil		479,332
Chile 1.9%
Enel Americas SA	990,093	152,086
China 10.0%
Bank of China, Ltd. Class H	354,878	157,826
China Construction Bank Corp. Class H	181,039	158,252
China Mobile, Ltd.	16,383	161,529
Industrial & Commercial Bank of China, Ltd. Class H	217,625	159,084
Ping An Insurance Group Co. of China, Ltd. Class H	15,832	160,851
Total China		797,542
Colombia 2.2%
Ecopetrol SA	130,361	176,924
Hong Kong 9.9%
CK Asset Holdings Ltd.	20,562	154,381
CLP Holdings, Ltd.	13,526	158,425
Hang Seng Bank Ltd.	5,948	161,605
Hong Kong Exchanges & Clearing, Ltd.	5,455	156,158
Link REIT	16,858	165,997
Total Hong Kong		796,566
India 11.7%
Bharat Petroleum Corp., Ltd.	30,688	158,393
GAIL India, Ltd.	29,615	154,836
Indian Oil Corp., Ltd.	73,058	154,552
Infosys, Ltd.	16,382	164,984
ITC, Ltd.	38,013	156,137
Power Grid Corp. of India, Ltd.	57,655	149,844
Total India		938,746
Indonesia 8.0%
PT Astra International Tbk	326,899	161,239
PT Gudang Garam Tbk	31,590	156,980

Common Stocks (continued)

Issuer	Shares	Value ($)
PT Telekomunikasi Indonesia Persero Tbk	658,338	160,813
PT United Tractors Tbk	71,200	157,676
Total Indonesia		636,708
Kenya 2.0%
Safaricom PLC	665,909	161,853
Malaysia 11.9%
Malayan Banking Bhd	67,400	159,441
Maxis Bhd	112,258	158,411
Nestle Malaysia Bhd	4,500	159,188
Petronas Chemicals Group Bhd	69,490	157,165
Petronas Gas Bhd	34,800	158,927
Tenaga Nasional Bhd	42,131	157,387
Total Malaysia		950,519
Mexico 4.0%
Grupo Mexico SAB de CV Series B	54,562	157,419
Wal-Mart de Mexico SAB de CV	54,276	165,534
Total Mexico		322,953
Poland 2.1%
Polski Koncern Naftowy Orlen SA	6,004	164,511
Qatar 2.0%
Qatar National Bank QPSC	3,328	161,757
South Africa 3.9%
Standard Bank Group, Ltd.	12,466	154,160
Vodacom Group, Ltd.	18,100	161,069
Total South Africa		315,229
South Korea 6.1%
KB Financial Group, Inc.	3,349	163,638
Samsung Electronics Co., Ltd.	3,759	157,409
S-Oil Corp.	1,365	168,587
Total South Korea		489,634
Taiwan 11.7%
Formosa Chemicals & Fibre Corp.	38,289	160,515
Formosa Plastics Corp.	41,710	159,829
Nan Ya Plastics Corp.	57,321	159,199

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Quality Dividend ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Taiwan Semiconductor Manufacturing Co., Ltd.	18,742	161,130
Uni-President Enterprises Corp.	62,752	163,801
Yageo Corp.	9,000	135,296
Total Taiwan		939,770
Thailand 2.0%
PTT Global Chemical PCL NVDR	65,008	163,324
United Arab Emirates 2.1%
Emaar Properties PJSC	122,647	165,286
Total Common Stocks (Cost: $7,614,578)		7,812,740

Preferred Stock 1.8%

Issuer	Shares	Value ($)
Chile 1.8%
Sociedad Quimica y Minera de Chile SA Class B (Cost: $172,523)	3,276	149,983

Money Market Fund 0.2%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.914%(a) (Cost: $12,456)	12,456	12,456
Total Investments in Securities (Cost: $7,799,557)		7,975,179
Other Assets & Liabilities, Net		37,156
Net Assets		8,012,335

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at September 30, 2018.

Abbreviation Legend

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Quality Dividend ETF

September 30, 2018 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	479,332	—	—	479,332
Chile	152,086	—	—	152,086
China	797,542	—	—	797,542
Colombia	176,924	—	—	176,924
Hong Kong	796,566	—	—	796,566
India	938,746	—	—	938,746
Indonesia	636,708	—	—	636,708
Kenya	161,853	—	—	161,853
Malaysia	950,519	—	—	950,519
Mexico	322,953	—	—	322,953
Poland	164,511	—	—	164,511
Qatar	161,757	—	—	161,757
South Africa	315,229	—	—	315,229
South Korea	489,634	—	—	489,634
Taiwan	939,770	—	—	939,770
Thailand	163,324	—	—	163,324
United Arab Emirates	165,286	—	—	165,286
Total Common Stocks	7,812,740	—	—	7,812,740
Preferred Stocks
Chile	149,983	—	—	149,983
Total Preferred Stocks	149,983	—	—	149,983
Money Market Fund	12,456	—	—	12,456
Total Investments in Securities	7,975,179	—	—	7,975,179

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Consumer ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.9%

Issuer	Shares	Value ($)
Brazil 9.4%
Ambev SA ADR	4,541,591	20,755,071
Kroton Educacional SA	3,692,958	10,541,929
Lojas Renner SA	1,468,043	11,395,709
Total Brazil		42,692,709
Chile 2.3%
S.A.C.I. Falabella	1,289,293	10,465,244
China 33.4%
China Mengniu Dairy Co., Ltd.(a)	4,513,898	15,027,290
Ctrip.com International, Ltd. ADR(a)	463,683	17,235,097
Geely Automobile Holdings, Ltd.	8,072,219	16,093,064
Hengan International Group Co., Ltd.	1,306,178	12,052,046
JD.com, Inc. ADR(a)	788,781	20,579,296
New Oriental Education & Technology Group, Inc. ADR(a)	185,780	13,749,578
Shenzhou International Group Holdings, Ltd.	1,140,483	14,633,349
TAL Education Group ADR(a)	533,682	13,720,964
Want Want China Holdings, Ltd.	12,632,065	10,638,514
Yum China Holdings, Inc.	494,735	17,370,146
Total China		151,099,344
India 13.2%
Hindustan Unilever, Ltd.	818,178	18,153,642
ITC, Ltd.	3,804,997	15,628,885
Maruti Suzuki India, Ltd.	147,089	14,909,679
Tata Motors, Ltd. ADR(a)	712,823	10,948,961
Total India		59,641,167
Indonesia 3.2%
PT Astra International Tbk	29,468,458	14,534,991
Malaysia 2.1%
Genting Bhd	5,074,494	9,576,368

Common Stocks (continued)

Issuer	Shares	Value ($)
Mexico 11.3%
Fomento Economico Mexicano SAB de CV Series UBD	2,016,854	19,973,048
Grupo Televisa SAB Series CPO	3,519,315	12,523,241
Wal-Mart de Mexico SAB de CV	6,053,011	18,460,806
Total Mexico		50,957,095
Philippines 2.8%
SM Investments Corp.	754,199	12,618,839
Russia 2.1%
Magnit PJSC GDR	679,939	9,658,533
South Africa 14.6%
Naspers, Ltd. N Shares	215,304	46,429,135
Shoprite Holdings, Ltd.	836,705	11,331,474
Tiger Brands, Ltd.	434,339	8,134,159
Total South Africa		65,894,768
Thailand 5.5%
CP ALL PCL	6,738,305	14,376,718
Thai Beverage PCL	20,950,944	10,426,788
Total Thailand		24,803,506
Total Common Stocks (Cost: $477,999,805)		451,942,564

Money Market Fund 0.0%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.914%(b) (Cost: $83,704)	83,704	83,704
Total Investments in Securities (Cost: $478,083,509)		452,026,268
Other Assets & Liabilities, Net		497,380
Net Assets		452,523,648

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

(b)  The rate shown is the seven-day current annualized yield at September 30, 2018.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Consumer ETF

September 30, 2018 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Consumer ETF

September 30, 2018 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	42,692,709	—	—	42,692,709
Chile	10,465,244	—	—	10,465,244
China	151,099,344	—	—	151,099,344
India	59,641,167	—	—	59,641,167
Indonesia	14,534,991	—	—	14,534,991
Malaysia	9,576,368	—	—	9,576,368
Mexico	50,957,095	—	—	50,957,095
Philippines	12,618,839	—	—	12,618,839
Russia	9,658,533	—	—	9,658,533
South Africa	65,894,768	—	—	65,894,768
Thailand	24,803,506	—	—	24,803,506
Total Common Stocks	451,942,564	—	—	451,942,564
Money Market Fund	83,704	—	—	83,704
Total Investments in Securities	452,026,268	—	—	452,026,268

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.4%

Issuer	Shares	Value ($)
Communication Services 4.4%
Sun TV Network, Ltd.	107,185	908,241
Zee Entertainment Enterprises, Ltd.	799,247	4,835,836
Total		5,744,077
Consumer Discretionary 44.7%
Bajaj Auto, Ltd.	154,637	5,732,918
Balkrishna Industries, Ltd.	134,907	1,895,565
Bharat Forge, Ltd.	431,089	3,574,667
Bosch, Ltd.	16,031	4,408,381
Future Retail, Ltd.(a)	242,332	1,558,326
Hero MotoCorp, Ltd.	126,660	5,125,196
Mahindra & Mahindra, Ltd.	623,268	7,402,436
Maruti Suzuki India, Ltd.	52,436	5,315,176
Motherson Sumi Systems, Ltd.	1,392,326	4,932,395
MRF, Ltd.	4,449	3,903,296
Page Industries, Ltd.	6,510	2,953,263
Rajesh Exports, Ltd.	96,718	901,736
Tata Motors, Ltd.(a)	1,329,622	4,103,138
Titan Co., Ltd.	555,146	6,169,480
Total		57,975,973
Consumer Staples 50.3%
Avenue Supermarts, Ltd.(a)(b)	173,265	3,336,588
Britannia Industries, Ltd.	93,857	7,540,023

Common Stocks (continued)

Issuer	Shares	Value ($)
Colgate-Palmolive India, Ltd.	237,185	3,538,470
Dabur India, Ltd.	1,002,930	5,906,343
Emami, Ltd.	223,384	1,523,689
GlaxoSmithKline Consumer Healthcare, Ltd.	20,615	2,062,837
Godrej Consumer Products, Ltd.	616,768	6,539,919
Hindustan Unilever, Ltd.	349,325	7,750,784
ITC, Ltd.	1,751,472	7,194,107
Marico, Ltd.	861,026	3,955,921
Nestle India, Ltd.	59,385	7,946,113
Procter & Gamble Hygiene & Health Care, Ltd.	16,962	2,274,274
United Breweries, Ltd.	117,384	2,197,974
United Spirits, Ltd.(a)	491,595	3,487,754
Total		65,254,796
Total Common Stocks (Cost: $109,334,116)		128,974,846

Money Market Fund 0.7%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.914%(c) (Cost: $902,610)	902,610	902,610
Total Investments in Securities (Cost: $110,236,726)		129,877,456
Other Assets & Liabilities, Net		(93,921)
Net Assets		129,783,535

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At September 30, 2018, the value of this security amounted to $3,336,588, which represents 2.57% of net assets.

(c)  The rate shown is the seven-day current annualized yield at September 30, 2018.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Consumer ETF

September 30, 2018 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	5,744,077	—	—	5,744,077
Consumer Discretionary	57,975,973	—	—	57,975,973
Consumer Staples	65,254,796	—	—	65,254,796
Total Common Stocks	128,974,846	—	—	128,974,846
Money Market Fund	902,610	—	—	902,610
Total Investments in Securities	129,877,456	—	—	129,877,456

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Infrastructure ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.6%

Issuer	Shares	Value ($)
Communication Services 12.3%
Bharti Airtel, Ltd.	319,732	1,493,244
Bharti Infratel, Ltd.	279,575	1,014,130
Tata Communications, Ltd.	26,597	183,636
Vodafone Idea Ltd.(a)	2,476,978	1,317,251
Total		4,008,261
Consumer Discretionary 4.4%
Eicher Motors, Ltd.	4,361	1,454,994
Energy 2.8%
Petronet LNG, Ltd.	294,775	913,929
Industrials 24.2%
Adani Ports and Special Economic Zone, Ltd.	313,546	1,422,614
Ashok Leyland, Ltd.	754,736	1,240,020
Bharat Heavy Electricals, Ltd.	545,697	515,661
Container Corp. of India, Ltd.	86,611	749,677
Cummins India, Ltd.	54,652	507,466
Havells India, Ltd.	87,969	721,445
Larsen & Toubro, Ltd.	92,642	1,625,740
Siemens, Ltd.	34,787	453,565
Voltas, Ltd.	90,318	663,088
Total		7,899,276
Materials 35.7%
Grasim Industries Ltd.	121,975	1,718,823
Hindalco Industries, Ltd.	515,369	1,632,701
JSW Steel, Ltd.	307,989	1,621,520
NMDC, Ltd.	342,084	534,196

Common Stocks (continued)

Issuer	Shares	Value ($)
Shree Cement, Ltd.	3,352	781,112
Steel Authority of India, Ltd.(a)	407,362	383,535
Tata Steel, Ltd.	201,860	1,618,584
UltraTech Cement, Ltd.	29,256	1,638,542
Vedanta, Ltd.	540,797	1,733,027
Total		11,662,040
Real Estate 1.2%
DLF, Ltd.	179,983	403,590
Utilities 19.0%
GAIL India, Ltd.	331,172	1,731,469
Indraprastha Gas, Ltd.	140,828	471,985
NTPC, Ltd.	737,393	1,697,255
Power Grid Corp. of India, Ltd.	638,320	1,658,980
Tata Power Co., Ltd. (The)	725,896	659,405
Total		6,219,094
Total Common Stocks (Cost: $29,800,161)		32,561,184

Money Market Fund 0.3%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.914%(b) (Cost: $105,080)	105,080	105,080
Total Investments in Securities (Cost: $29,905,241)		32,666,264
Other Assets & Liabilities, Net		18,107
Net Assets		32,684,371

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

(b)  The rate shown is the seven-day current annualized yield at September 30, 2018.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Infrastructure ETF

September 30, 2018 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Infrastructure ETF

September 30, 2018 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	4,008,261	—	—	4,008,261
Consumer Discretionary	1,454,994	—	—	1,454,994
Energy	913,929	—	—	913,929
Industrials	7,899,276	—	—	7,899,276
Materials	11,662,040	—	—	11,662,040
Real Estate	403,590	—	—	403,590
Utilities	6,219,094	—	—	6,219,094
Total Common Stocks	32,561,184	—	—	32,561,184
Money Market Fund	105,080	—	—	105,080
Total Investments in Securities	32,666,264	—	—	32,666,264

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia India Small Cap ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.9%

Issuer	Shares	Value ($)
Communication Services 3.8%
Eros International Media, Ltd.(a)	87,811	87,460
Himachal Futuristic Communications, Ltd.	611,742	166,670
Just Dial, Ltd.(a)	51,342	338,195
Total		592,325
Consumer Discretionary 7.3%
Indo Count Industries, Ltd.	107,793	95,986
Jamna Auto Industries, Ltd.	229,890	220,883
JK Tyre & Industries, Ltd.	137,488	184,259
Kesoram Industries, Ltd.(a)	161,044	149,403
Shankara Building Products, Ltd.	15,559	263,906
Sintex Industries, Ltd.	690,943	107,707
Trident, Ltd.	145,132	114,320
Total		1,136,464
Consumer Staples 7.7%
Balrampur Chini Mills, Ltd.(a)	214,677	210,412
Dwarikesh Sugar Industries, Ltd.(a)	254,847	74,883
Kaveri Seed Co., Ltd.(a)	41,961	335,474
Kwality, Ltd.	93,951	17,237
LT Foods, Ltd.	201,077	126,210
Parag Milk Foods, Ltd.(b)	59,614	196,548
Venky's India, Ltd.	7,483	225,564
Total		1,186,328
Energy 1.4%
Aban Offshore, Ltd.(a)	47,101	53,475
Hindustan Oil Exploration Co., Ltd.(a)	90,290	156,441
Total		209,916
Financials 18.5%
Andhra Bank(a)	420,173	158,818
Central Depository Services India, Ltd.	62,195	192,788
IFCI, Ltd.(a)	1,121,060	184,034
Karnataka Bank, Ltd. (The)	417,256	559,488
Lakshmi Vilas Bank, Ltd. (The)(a)	325,421	322,324
Multi Commodity Exchange of India, Ltd.	63,849	606,385
Oriental Bank of Commerce(a)	229,457	194,670

Common Stocks (continued)

Issuer	Shares	Value ($)
Repco Home Finance, Ltd.	62,634	371,881
SREI Infrastructure Finance, Ltd.	278,330	124,210
Tourism Finance Corp. of India, Ltd.	93,656	156,007
Total		2,870,605
Health Care 6.5%
Granules India, Ltd.	203,930	267,678
Marksans Pharma, Ltd.	329,836	133,773
Morepen Laboratories, Ltd.(a)	407,304	130,074
Suven Life Sciences, Ltd.	76,014	282,968
Unichem Laboratories, Ltd.	72,341	195,248
Total		1,009,741
Industrials 13.7%
Future Enterprises, Ltd.(a)	360,349	172,494
Gati, Ltd.	106,991	110,622
Gayatri Projects, Ltd.(a)	123,997	286,772
Hindustan Construction Co., Ltd.(a)	835,253	122,713
KEI Industries Ltd.	59,561	294,970
Mercator, Ltd.(a)	312,638	73,534
Praj Industries, Ltd.	163,095	197,091
Reliance Naval and Engineering, Ltd.(a)	352,855	58,898
Shipping Corp. of India, Ltd.(a)	263,811	151,758
Sintex Plastics Technology, Ltd.(a)	655,107	262,531
Texmaco Rail & Engineering, Ltd.	166,947	136,916
Titagarh Wagons, Ltd.	90,557	88,321
Welspun Enterprises, Ltd.	100,646	173,829
Total		2,130,449
Information Technology 10.9%
8K Miles Software Services, Ltd.(a)	15,251	40,258
Firstsource Solutions, Ltd.	413,937	353,465
HCL Infosystems, Ltd.(a)	312,651	101,356
Intellect Design Arena, Ltd.(a)	109,798	307,477
KPIT Technologies, Ltd.	244,608	720,090
NIIT, Ltd.(a)	166,545	168,521
Total		1,691,167

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia India Small Cap ETF

September 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 25.7%
Advanced Enzyme Technologies, Ltd.	118,344	308,308
Bhansali Engineering Polymers, Ltd.	112,490	176,905
Camlin Fine Sciences, Ltd.(a)	129,384	82,103
Deepak Nitrite, Ltd.	105,452	430,013
GHCL, Ltd.	86,005	258,584
Jai Corp., Ltd.	76,703	119,938
Jindal Saw, Ltd.	188,359	190,594
JK Paper, Ltd.	109,496	217,285
Kiri Industries, Ltd.(a)	24,173	167,734
Maithan Alloys, Ltd.	11,610	85,029
Meghmani Organics, Ltd.	402,836	419,285
Nilkamal, Ltd.	9,235	216,505
NOCIL, Ltd.	152,961	319,785
Phillips Carbon Black, Ltd.	123,718	349,872
Prakash Industries, Ltd.(a)	112,038	176,426
Tata Metaliks, Ltd.	19,605	183,122
Tata Sponge Iron, Ltd.	11,159	124,682
Thirumalai Chemicals, Ltd.	93,316	158,402
Total		3,984,572

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate 2.1%
Housing Development & Infrastructure, Ltd.(a)	421,246	120,871
Omaxe, Ltd.	69,467	208,094
Total		328,965
Utilities 2.3%
PTC India, Ltd.	388,869	357,809
Total Common Stocks (Cost: $22,111,517)		15,498,341

Money Market Fund 0.7%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.914%(c) (Cost: $108,016)	108,016	108,016
Total Investments in Securities (Cost: $22,219,533)		15,606,357
Other Assets & Liabilities, Net		(91,915)
Net Assets		15,514,442

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At September 30, 2018, the value of this security amounted to $196,548, which represents 1.27% of net assets.

(c)  The rate shown is the seven-day current annualized yield at September 30, 2018.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia India Small Cap ETF

September 30, 2018 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia India Small Cap ETF

September 30, 2018 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	592,325	—	—	592,325
Consumer Discretionary	1,136,464	—	—	1,136,464
Consumer Staples	1,186,328	—	—	1,186,328
Energy	209,916	—	—	209,916
Financials	2,870,605	—	—	2,870,605
Health Care	1,009,741	—	—	1,009,741
Industrials	2,130,449	—	—	2,130,449
Information Technology	1,691,167	—	—	1,691,167
Materials	3,984,572	—	—	3,984,572
Real Estate	328,965	—	—	328,965
Utilities	357,809	—	—	357,809
Total Common Stocks	15,498,341	—	—	15,498,341
Money Market Fund	108,016	—	—	108,016
Total Investments in Securities	15,606,357	—	—	15,606,357

See the Portfolio of Investments for all investment classifications not indicated in the table.

Financial assets were transferred from Level 3 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period-end.

The following table shows transfers between Level 1 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 3 ($)	Level 1 ($)	Level 3 ($)
10,167	—	—	10,167

Transfers between Level 1 and Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 1 and 2 during the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2018 (Unaudited)

	Columbia Beyond BRICs ETF	Columbia EM Core ex-China ETF	Columbia EM Quality Dividend ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $50,201,288, $7,783,255 and $7,799,557, respectively)	$52,393,619	$9,063,078	$7,975,179
Cash	—	—	—
Foreign cash (cost $1,142,309, $1 and $4,362, respectively)	1,142,551	1	4,364
Receivable for:
Investment sold	133,091	—	9,118
Capital shares sold	4,917	—	—
Dividends	137,925	16,845	19,017
Foreign tax reclaims	22,766	548	9,579
Reimbursement due from Investment Manager	—	—	—
Total assets	53,834,869	9,080,472	8,017,257
Liabilities
Payable for:
Investment purchased	—	—	904
Capital shares purchased	—	—	—
Investment management fees	28,887	2,560	3,976
Due to custodian	1,017,749	—	—
Income payable	—	—	—
Deferred foreign tax payable	—	—	—
Accrued expenses and other liabilities	2,745	849	42
Total liabilities	1,049,381	3,409	4,922
Net assets applicable to outstanding capital stock	$52,785,488	$9,077,063	$8,012,335
Represented by:
Paid-in capital	$113,829,762	$7,630,250	$35,089,068
Undistributed (accumulated) net investment income (loss)	1,451,907	179,807	48,496
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(64,687,296)	(12,659)	(27,300,692)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,192,331	1,279,823	175,622
Foreign curency translations	(1,216)	(158)	(159)
Total — representing net assets applicable to outstanding capital stock	$52,785,488	$9,077,063	$8,012,335
Shares outstanding	2,950,000	350,000	550,000
Net asset value per share	$17.89	$25.93	$14.57

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2018 (Unaudited)

	Columbia Emerging Markets Consumer ETF (Consolidated)	Columbia India Consumer ETF (Consolidated)	Columbia India Infrastructure ETF (Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $478,083,509, $110,236,726 and $29,905,241, respectively)	$452,026,268	$129,877,456	$32,666,264
Cash	762	211	—
Foreign cash (cost $367,521, $3 and $484, respectively)	368,750	3	48
Receivable for:
Investment sold	1,538,661	—	—
Capital shares sold	1,655	—	—
Dividends	422,155	4,929	59,605
Foreign tax reclaims	12,774	—	—
Reimbursement due from Investment Manager	—	—	—
Total assets	454,371,025	129,882,599	32,725,917
Liabilities
Payable for:
Investment purchased	—	—	—
Capital shares purchased	1,546,901	—	—
Investment management fees	234,267	85,851	21,616
Due to custodian	—	—	241
Income payable	—	—	—
Deferred foreign tax payable	65,202	13,029	19,633
Accrued expenses and other liabilities	1,007	184	56
Total liabilities	1,847,377	99,064	41,546
Net assets applicable to outstanding capital stock	$452,523,648	$129,783,535	$32,684,371
Represented by:
Paid-in capital	$649,910,091	$117,585,548	$89,763,812
Undistributed (accumulated) net investment income (loss)	3,001,739	235,286	395,640
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(174,258,276)	(7,664,964)	(60,216,035)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(26,057,241)	19,640,730	2,761,023
Foreign capital gains tax	(65,201)	(13,029)	(19,633)
Foreign curency translations	(7,464)	(36)	(436)
Total — representing net assets applicable to outstanding capital stock	$452,523,648	$129,783,535	$32,684,371
Shares outstanding	20,200,000	3,150,000	2,750,000
Net asset value per share	$22.40	$41.20	$11.89

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2018 (Unaudited)

Columbia India Small Cap ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $22,219,533)	$15,606,357
Cash	—
Foreign cash (cost $1,304)	1,311
Receivable for:
Investment sold	—
Capital shares sold	—
Dividends	11,030
Foreign tax reclaims	—
Reimbursement due from Investment Manager	33,558
Total assets	15,652,256
Liabilities
Payable for:
Investment purchased	—
Capital shares purchased	—
Investment management fees	11,295
Due to custodian	—
Income payable	—
Deferred foreign tax payable	126,519
Accrued expenses and other liabilities	—
Total liabilities	137,814
Net assets applicable to outstanding capital stock	$15,514,442
Represented by:
Paid-in capital	$31,484,232
Undistributed (accumulated) net investment income (loss)	(350,062)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(8,880,036)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,613,176)
Foreign capital gains tax	(126,519)
Foreign curency translations	3
Total — representing net assets applicable to outstanding capital stock	$15,514,442
Shares outstanding	1,100,000
Net asset value per share	$14.10

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2018 (Unaudited)

	Columbia Beyond BRICs ETF	Columbia EM Core ex-China ETF	Columbia EM Quality Dividend ETF
Investment Income:
Dividends — unaffiliated issuers	$1,333,242	$186,757	$273,368
Foreign taxes withheld	(136,957)	(29,488)	(29,338)
Total income	1,196,285	157,269	244,030
Expenses:
Investment management fees	253,295	26,888	28,998
Mauritius taxes paid	—	—	—
Line of credit interest	—	—	—
Overdraft expense	50	22	56
Total expenses	253,345	26,910	29,054
Fees waived by the Investment Manager and its affiliates	(61,339)	(10,831)	—
Total net expenses	192,006	16,079	29,054
Net investment income	1,004,279	141,190	214,976
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,860,171)	64,908	(378,718)
In-kind transactions	(475,484)	—	67,004
Foreign currency translations	(44,163)	(2,981)	(25,137)
Net realized gain (loss)	(3,379,818)	61,927	(336,851)
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,598,074)	(936,332)	(691,517)
Foreign currency translations	(1,704)	(231)	(901)
Net change in unrealized appreciation (depreciation)	(3,599,778)	(936,563)	(692,418)
Net realized and unrealized (loss)	(6,979,596)	(874,636)	(1,029,269)
Net decrease in net assets resulting from operations	$(5,975,317)	$(733,446)	$(814,293)

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2018 (Unaudited)

	Columbia Emerging Markets Consumer ETF (Consolidated)	Columbia India Consumer ETF (Consolidated)	Columbia India Infrastructure ETF (Consolidated)
Investment Income:
Dividends — unaffiliated issuers	$6,085,996	$1,018,394	$365,451
Foreign taxes withheld	(483,936)	—	—
Total income	5,602,060	1,018,394	365,451
Expenses:
Investment management fees	1,886,513	550,640	151,532
Mauritius taxes paid	36,677	21,400	30,200
Line of credit interest	—	—	2,168
Overdraft expense	10,896	—	—
Total expenses	1,934,086	572,040	183,900
Fees waived by the Investment Manager and its affiliates	—	—	—
Total net expenses	1,934,086	572,040	183,900
Net investment income	3,667,974	446,354	181,551
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,738,320)	58,395	1,231,699
In-kind transactions	23,378,255	—	—
Foreign currency translations	(3,978,806)	(45,302)	(110,189)
Net realized gain (loss)	6,661,129	13,093	1,121,510
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(109,110,107)	(14,928,730)	(7,503,043)
Foreign capital gains tax	(65,201)	(13,029)	(19,633)
Foreign currency translations	(11,881)	(29)	(338)
Net change in unrealized appreciation (depreciation)	(109,187,189)	(14,941,788)	(7,523,014)
Net realized and unrealized (loss)	(102,526,060)	(14,928,695)	(6,401,504)
Net decrease in net assets resulting from operations	$(98,858,086)	$(14,482,341)	$(6,219,953)

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2018 (Unaudited)

Columbia India Small Cap ETF (Consolidated)
Investment Income:
Dividends — unaffiliated issuers	$169,894
Foreign taxes withheld	—
Total income	169,894
Expenses:
Investment management fees	88,381
Mauritius taxes paid	1,010
Line of credit interest	—
Overdraft expense	3,020
Total expenses	92,411
Fees waived by the Investment Manager and its affiliates	—
Total net expenses	92,411
Net investment income	77,483
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,195,237)
In-kind transactions	—
Foreign currency translations	(36,660)
Net realized gain (loss)	(2,231,897)
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,008,328)
Foreign capital gains tax	(126,519)
Foreign currency translations	1,426
Net change in unrealized appreciation (depreciation)	(4,133,421)
Net realized and unrealized (loss)	(6,365,318)
Net decrease in net assets resulting from operations	$(6,287,835)

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Beyond BRICs ETF		Columbia EM Core ex-China ETF
	Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Operations
Net investment income	$1,004,279	$1,947,687	$141,190	$230,653
Net realized gain (loss)	(3,379,818)	(1,284,006)	61,927	1,044,388
Net change in unrealized appreciation (depreciation)	(3,599,778)	14,501,873	(936,563)	663,520
Net increase (decrease) in net assets resulting from operations	(5,975,317)	15,165,554	(733,446)	1,938,561
Distributions to shareholders
Net investment income	—	(1,818,029)	—	(212,870)
Net realized gain	—	—	—	(617,043)
Total distributions to shareholders	—	(1,818,029)	—	(829,913)
Shareholder transactions
Proceeds from shares sold	—	—	—	3,931,470
Cost of shares redeemed	(12,366,408)	(13,238,286)	—	(6,438,578)
Transaction fees	—	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(12,366,408)	(13,238,286)	—	(2,507,108)
Increase (decrease) in net assets	(18,341,725)	109,239	(733,446)	(1,398,460)
Net Assets:
Net assets at beginning of period	71,127,213	71,017,974	9,810,509	11,208,969
Net assets at end of period	$52,785,488	$71,127,213	$9,077,063	$9,810,509
Undistributed (accumulated) net investment income (loss)	$1,451,907	$447,628	$179,807	$38,617
Capital stock activity
Shares outstanding, beginning of period	3,650,000	4,400,000	350,000	450,000
Subsciptions	—	—	—	150,000
Redemptions	(700,000)	(750,000)	—	(250,000)
Shares outstanding, end of period	2,950,000	3,650,000	350,000	350,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia EM Quality Dividend ETF		Columbia Emerging Markets Consumer ETF (Consolidated)
	Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Operations
Net investment income	$214,976	$312,749	$3,667,974	$3,316,550
Net realized gain (loss)	(336,851)	1,193,776	6,661,129	(11,616,922)
Net change in unrealized appreciation (depreciation)	(692,418)	662,997	(109,187,189)	64,475,955
Net increase (decrease) in net assets resulting from operations	(814,293)	2,169,522	(98,858,086)	56,175,583
Distributions to shareholders
Net investment income	(156,482)	(279,712)	—	(3,335,918)
Net realized gain	—	—	—	—
Total distributions to shareholders	(156,482)	(279,712)	—	(3,335,918)
Shareholder transactions
Proceeds from shares sold	—	—	—	102,899,683
Cost of shares redeemed	(2,219,722)	(3,767,028)	(258,530,918)	(87,000,586)
Transaction fees	—	—	1,625	1,275
Net increase (decrease) in net assets resulting from shareholder transactions	(2,219,722)	(3,767,028)	(258,529,293)	15,900,372
Increase (decrease) in net assets	(3,190,497)	(1,877,218)	(357,387,379)	68,740,037
Net Assets:
Net assets at beginning of period	11,202,832	13,080,050	809,911,027	741,170,990
Net assets at end of period	$8,012,335	$11,202,832	$452,523,648	$809,911,027
Undistributed (accumulated) net investment income (loss)	$48,496	$(9,998)	$3,001,739	$(666,235)
Capital stock activity
Shares outstanding, beginning of period	700,000	950,000	30,750,000	29,950,000
Subsciptions	—	—	—	3,900,000
Redemptions	(150,000)	(250,000)	(10,550,000)	(3,100,000)
Shares outstanding, end of period	550,000	700,000	20,200,000	30,750,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia India Consumer ETF (Consolidated)		Columbia India Infrastructure ETF (Consolidated)
	Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Operations
Net investment income	$446,354	$16,257	$181,551	$655,425
Net realized gain (loss)	13,093	1,435,618	1,121,510	1,537,495
Net change in unrealized appreciation (depreciation)	(14,941,788)	18,166,972	(7,523,014)	956,065
Net increase (decrease) in net assets resulting from operations	(14,482,341)	19,618,847	(6,219,953)	3,148,985
Distributions to shareholders
Net investment income	—	(79,763)	—	(363,029)
Shareholder transactions
Proceeds from shares sold	—	52,477,343	—	23,501,348
Cost of shares redeemed	(22,967)	(15,827,789)	(10,706,361)	(18,202,473)
Transaction fees	(325)	(975)	(1,625)	(1,199)
Net increase (decrease) in net assets reulting from shareholder transactions	(23,292)	36,648,579	(10,707,986)	5,297,676
Increase (decrease) in net assets	(14,505,633)	56,187,663	(16,927,939)	8,083,632
Net Assets
Net assets at beginning of period	144,289,168	88,101,505	49,612,310	41,528,678
Net assets at end of period	$129,783,535	$144,289,168	$32,684,371	$49,612,310
Undistributed (accumulated) net investment income (loss)	$235,286	$(211,068)	$395,640	$214,089
Capital stock activity
Shares outstanding, beginning of period	3,150,000	2,300,000	3,550,000	3,200,000
Subsciptions	—	1,200,000	—	1,600,000
Redemptions	—	(350,000)	(800,000)	(1,250,000)
Shares outstanding, end of period	3,150,000	3,150,000	2,750,000	3,550,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia India Small Cap ETF (Consolidated)
	Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Operations
Net investment income	$77,483	$4,915
Net realized gain (loss)	(2,231,897)	5,356,315
Net change in unrealized appreciation (depreciation)	(4,133,421)	(3,725,155)
Net increase (decrease) in net assets resulting from operations	(6,287,835)	1,636,075
Distributions to shareholders
Net investment income	—	(247,725)
Shareholder transactions
Proceeds from shares sold	—	7,647,176
Cost of shares redeemed	(6,478,642)	(6,314,661)
Transaction fees	(1,125)	(3,706)
Net increase (decrease) in net assets reulting from shareholder transactions	(6,479,767)	1,328,809
Increase (decrease) in net assets	(12,767,602)	2,717,159
Net Assets
Net assets at beginning of period	28,282,044	25,564,885
Net assets at end of period	$15,514,442	$28,282,044
Undistributed (accumulated) net investment income (loss)	$(350,062)	$(427,545)
Capital stock activity
Shares outstanding, beginning of period	1,450,000	1,400,000
Subsciptions	—	350,000
Redemptions	(350,000)	(300,000)
Shares outstanding, end of period	1,100,000	1,450,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand each Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Columbia Beyond BRICs ETF

	Six Months Ended September 30, 2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$19.49		$16.14		$15.77	$19.87	$21.01	$21.97
Net investment income	0.28		0.49		0.34	0.40	0.56	0.99
Net realized and unrealized gain (loss)	(1.88)		3.36		0.43	(3.83)	(1.43)	(1.77)
Total from investment operations	(1.60)		3.85		0.77	(3.43)	(0.87)	(0.78)
Less distributions to shareholders:
Net investment income	—		(0.50)		(0.40)	(0.67)	(0.25)	(0.18)
Net realized gains	—		—		—	—	(0.02)	—
Total distribution to shareholders	—		(0.50)		(0.40)	(0.67)	(0.27)	(0.18)
Net asset value, end of period	$17.89		$19.49		$16.14	$15.77	$19.87	$21.01
Total Return at NAV	(8.21)%		24.11%		5.12%	(17.05)%	(4.16)%	(3.51)%
Total Return at Market	(9.64)%		25.97%		4.01%	(17.00)%	(4.78)%	(3.66)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.77	%(a)(b)	0.86	%(c)	0.85%	0.85%	0.85%	0.85%
Expenses, net of expense reimbursements/waivers(d)	0.58	%(a)(b)	0.59	%(c)	0.58%	0.58%	0.58%	0.66%
Net Investment income, net of reimbursement/waivers	3.04	%(a)	2.69%		2.18%	2.26%	2.65%	4.92%
Supplemental data
Net assets, end of period (in thousands)	$52,785		$71,127		$71,018	$92,242	$301,041	$49,385
Portfolio turnover rate	17%		34%		36%	32%	33%	63%

(a)  Annualized.

(b)  The ratio includes less than 0.01% for the six months ended September 30, 2018 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).

(c)  The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

Columbia EM Core ex-China ETF

	Six Months Ended September 30, 2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016(a)
Per share data
Net asset value, beginning of period	$28.03		$24.91		$21.23	$20.00
Net investment income	0.40		0.66		0.41	0.22
Net realized and unrealized gain (loss)	(2.50)		4.83		3.55	1.52
Total from investment operations	(2.10)		5.49		3.96	1.74
Less distributions to shareholders:
Net investment income	—		(0.61)		(0.28)	(0.51)
Net realized gains	—		(1.76)		—	—
Total distribution to shareholders	—		(2.37)		(0.28)	(0.51)
Net asset value, end of period	$25.93		$28.03		$24.91	$21.23
Total Return at NAV	(7.49)%		22.76%		18.83%	8.98%
Total Return at Market	(9.00)%		20.45%		23.20%	8.49%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.59	%(b)(c)	0.70	%(d)	0.70%	0.70	%(b)
Expenses, net of expense reimbursements/waivers(e)	0.35	%(b)(c)	0.35	%(d)	0.35%	0.35	%(b)
Net Investment income, net of reimbursement/waivers	3.08	%(b)	2.40%		1.80%	1.92	%(b)
Supplemental data
Net assets, end of period (in thousands)	$9,077		$9,811		$11,209	$1,062
Portfolio turnover rate	7%		37%		30%	45%

(a)  Based on operations from September 2, 2015 (commencement of operations) through the stated period end.

(b)  Annualized.

(c)  The ratio includes less than 0.01% for the six months ended September 30, 2018 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

Columbia EM Quality Dividend ETF

	Six Months Ended September 30, 2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016	2015		2014
Per share data
Net asset value, beginning of period	$16.00		$13.77		$12.81	$14.25	$16.15		$19.80
Net investment income	0.33		0.38		0.37	0.38	0.77		0.64
Net realized and unrealized gain (loss)	(1.50)		2.21		0.90	(1.45)	(2.08)		(3.61)
Total from investment operations	(1.17)		2.59		1.27	(1.07)	(1.31)		(2.97)
Less distributions to shareholders:
Net investment income	(0.26)		(0.36)		(0.31)	(0.37)	(0.59)		(0.65)
Return of capital	—		—		—	—	—		(0.03)
Total distribution to shareholders	(0.26)		(0.36)		(0.31)	(0.37)	(0.59)		(0.68)
Net asset value, end of period	$14.57		$16.00		$13.77	$12.81	$14.25		$16.15
Total Return at NAV	(7.28)%		18.96%		10.05%	(7.38)%	(8.37)%		(15.14)%
Total Return at Market	(9.18)%		20.31%		11.09%	(7.78)%	(8.34)%		(15.98)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.59	%(a)(b)	0.82	%(c)	0.85%	0.85%	0.89	%(d)	0.85%
Expenses, net of expense reimbursements/waivers(e)	0.59	%(a)(b)	0.82	%(c)	0.85%	0.85%	0.89	%(d)	0.85%
Net Investment income, net of reimbursement/waivers	4.37	%(a)	2.55%		2.79%	2.88%	4.76%		3.54%
Supplemental data
Net assets, end of period (in thousands)	$8,012		$11,203		$13,080	$16,012	$24,935		$57,335
Portfolio turnover rate	54%		91%		100%	85%	168%		137%

(a)  Annualized.

(b)  The ratio includes less than 0.01% for the six months ended September 30, 2018 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).

(c)  The ratio includes 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes 0.04% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

Columbia Emerging Markets Consumer ETF (Consolidated)

	Six Months Ended September 30, 2018		Year Ended March 31,
	(Unaudited)		2018		2017		2016	2015	2014
Per share data
Net asset value, beginning of period	$26.34		$24.75		$22.60		$26.45	$26.53	$26.51
Net investment income	0.14		0.10		0.18		0.21	0.25	0.31
Net realized and unrealized gain (loss)	(4.08)		1.59		2.13		(3.83)	(0.03)	(0.09)
Total from investment operations	(3.94)		1.69		2.31		(3.62)	0.22	0.22
Less distributions to shareholders:
Net investment income	—		(0.10)		(0.16)		(0.23)	(0.30)	(0.20)
Net asset value, end of period	$22.40		$26.34		$24.75		$22.60	$26.45	$26.53
Total Return at NAV	(14.96)%		6.81%		10.35%		(13.63)%	0.88%	0.82%
Total Return at Market	(15.96)%		7.16%		10.75%		(13.64)%	0.74%	0.59%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.60	%(a)(b)	0.81	%(c)	0.85	%(d)	0.85%	0.83%	0.84%
Expenses, net of expense reimbursements/waivers(e)	0.60	%(a)(b)	0.81	%(c)	0.85	%(d)	0.85%	0.83%	0.84%
Net Investment income, net of reimbursement/waivers	1.15	%(a)	0.37%		0.77%		0.86%	0.92%	1.20%
Supplemental data
Net assets, end of period (in thousands)	$452,524		$809,911		$741,171		$612,360	$1,145,158	$1,233,683
Portfolio turnover rate	9%		27%		17%		32%	12%	14%

(a)  Annualized.

(b)  The ratio includes 0.01% for the six months ended September 30, 2018 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(c)  The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

Columbia India Consumer ETF (Consolidated)

	Six Months Ended September 30, 2018		Year Ended March 31,
	(Unaudited)		2018		2017		2016	2015		2014
Per share data
Net asset value, beginning of period	$45.81		$38.31		$31.16		$35.48	$24.72		$22.10
Net investment income (loss)	0.14		0.01		(0.03)		0.04	(0.12)		0.11
Net realized and unrealized gain (loss)	(4.75)		7.52		7.21		(4.36)	10.91		2.51
Total from investment operations	(4.61)		7.53		7.18		(4.32)	10.79		2.62
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.03)		—	(0.03)		—
Net asset value, end of period	$41.20		$45.81		$38.31		$31.16	$35.48		$24.72
Total Return at NAV	(10.06)%		19.64%		23.06%		(12.18)%	43.64%		11.86%
Total Return at Market	(11.22)%		19.98%		23.67%		(12.57)%	44.04%		12.08%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.76	%(a)(b)	0.87	%(c)	0.89	%(d)	0.89%	0.90	%(e)	0.89%
Expenses, net of expense reimbursements/waivers(f)	0.76	%(a)(b)	0.87	%(c)	0.89	%(d)	0.89%	0.90	%(e)	0.89%
Net Investment income (loss), net of reimbursement/waivers	0.61	%(a)	0.01%		(0.09)%		0.13%	(0.36)%		0.50%
Supplemental data
Net assets, end of period (in thousands)	$129,784		$144,289		$88,102		$71,679	$88,710		$4,945
Portfolio turnover rate	0%		28%		31%		47%	82%		43%

(a)  Annualized.

(b)  The ratio includes 0.01% for the six months ended September 30, 2018 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(c)  The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  The ratio includes 0.01% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

Columbia India Infrastructure ETF (Consolidated)

	Six Months Ended September 30, 2018		Year Ended March 31,
	(Unaudited)		2018		2017		2016		2015		2014
Per share data
Net asset value, beginning of period	$13.98		$12.98		$10.24		$13.08		$11.35		$12.27
Net investment income	0.06		0.18		0.03		0.30		0.12		0.13
Net realized and unrealized gain (loss)	(2.15)		0.92		3.03		(3.04)		1.65	(a)	0.27
Total from investment operations	(2.09)		1.10		3.06		(2.74)		1.77		0.40
Less distributions to shareholders:
Net investment income	—		(0.10)		(0.32)		(0.10)		(0.04)		(1.32)
Net asset value, end of period	$11.89		$13.98		$12.98		$10.24		$13.08		$11.35
Total Return at NAV	(14.95)%		8.41%		30.61%		(21.00)%		15.59%		4.04%
Total Return at Market	(16.10)%		9.13%		30.93%		(21.41)%		15.93%		4.49%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.84	%(b)(c)	0.84	%(d)	0.98	%(e)	0.88	%(f)	0.88	%(g)	0.86	%(h)
Expenses, net of expense reimbursements/waivers(i)	0.84	%(b)(c)	0.84	%(d)	0.98	%(e)	0.88	%(f)	0.88	%(g)	0.86	%(h)
Net Investment income, net of reimbursement/waivers	0.90	%(b)	1.25%		0.28%		2.68%		0.90%		1.18%
Supplemental data
Net assets, end of period (in thousands)	$32,684		$49,612		$41,529		$39,938		$47,736		$17,586
Portfolio turnover rate	21%		54%		34%		59%		75%		76%

(a)  The realized and unrealized gain on investments and foreign currency transactions does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions of fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 1).

(b)  Annualized.

(c)  The ratio includes 0.09% for the six months ended September 30, 2018 attributed to line of credit interest expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  The ratio includes 0.13% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(f)  The ratio includes 0.03% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  The ratio includes 0.03% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(h)  The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

Columbia India Small Cap ETF (Consolidated)

	Six Months Ended September 30, 2018		Year Ended March 31,
	(Unaudited)		2018		2017		2016		2015		2014
Per share data
Net asset value, beginning of period	$19.50		$18.26		$13.59		$17.48		$12.74		$12.45
Net investment income (loss)	0.06		0.00	(a)	(0.02)		0.06		0.05		0.26
Net realized and unrealized gain (loss)	(5.46)		1.41		4.82		(3.86)		4.77		0.25
Total from investment operations	(5.40)		1.41		4.80		(3.80)		4.82		0.51
Less distributions to shareholders:
Net investment income	—		(0.17)		(0.13)		(0.09)		(0.08)		(0.22)
Net asset value, end of period	$14.10		$19.50		$18.26		$13.59		$17.48		$12.74
Total Return at NAV	(27.69)%		7.61%		35.62%		(21.78)%		37.86%		4.29%
Total Return at Market	(28.04)%		8.51%		36.29%		(22.27)%		39.17%		4.30%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.78	%(b)(c)	0.86	%(d)	0.86	%(e)	0.86	%(f)	0.92	%(g)	0.86	%(h)
Expenses, net of expense reimbursements/waivers(i)	0.78	%(b)(c)	0.86	%(d)	0.86	%(e)	0.86	%(f)	0.92	%(g)	0.86	%(h)
Net Investment income (loss), net of reimbursement/waivers	0.66	%(b)	0.02%		(0.12)%		0.40%		0.33%		2.36%
Supplemental data
Net assets, end of period (in thousands)	$15,514		$28,282		$25,565		$19,027		$28,850		$16,560
Portfolio turnover rate	16%		107%		71%		45%		117%		56%

(a)  Rounds to zero.

(b)  Annualized.

(c)  The ratio includes 0.03% for the six months ended September 30, 2018 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes 0.02% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  The ratio includes 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(f)  The ratio includes 0.01% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  The ratio includes 0.07% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(h)  The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

Note 1. Organization

Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end registered investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF, Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF, and Columbia India Small Cap ETF. Columbia Beyond BRICs ETF and Columbia EM Quality Dividend ETF are currently classified as diversified funds. Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF are currently classified as non-diversified funds.

Basis for Consolidation

The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the Funds listed below include the accounts of wholly owned subsidiaries (each, a Subsidiary and collectively, the Subsidiaries) located in the Republic of Mauritius (Mauritius). All inter-company accounts and transactions have been eliminated in consolidations.

Fund	Wholly owned subsidiary
Columbia Emerging Markets Consumer ETF	EG Shares Consumer Mauritius
Columbia India Consumer ETF	EG Shares India Consumer Mauritius
Columbia India Infrastructure ETF	EG Shares India Infrastructure Mauritius
Columbia India Small Cap ETF	EG Shares India Small Cap Mauritius

As of the date of this report, Columbia Emerging Markets Consumer ETF may invest its assets in its corresponding Subsidiary, which in turn invests substantially all (but at least 90%) of its assets in Indian securities.

As of the date of this report, Columbia India Consumer ETF and Columbia India Infrastructure ETF invest in Indian securities both directly (in India), and through their corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.

As of the date of this report, Columbia India Small Cap ETF transitioned all its Indian securities out of its corresponding Subsidiary and holds its investments in Indian securities directly in the Fund.

Columbia India Infrastructure ETF and Columbia Emerging Markets Consumer ETF each intend to transition their investments in Indian securities out of their corresponding Subsidiary by the end of the 2018 calendar year and will hold investments in Indian securities directly in the Fund.

Each Fund listed in the table above has historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from sales of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) will result in the imposition of additional taxes by India on the Subsidiary and each Fund listed in the table above which will result in higher taxes paid indirectly by the Funds and lower returns for the Funds and their shareholders. For more information, see India-Mauritius Tax Treaty Risk.

Columbia ETF Trust II | Semiannual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)

A summary of each Fund's investment in its corresponding Subsidiary is as follows:

Funds	% of consolidated fund net assets	Net assets ($)	Net investment income (loss) ($)	Net realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)
Columbia Emerging Markets Consumer ETF	10.8	48,992,067	859,943	16,653,375	(18,031,130)
Columbia India Consumer ETF	84.6	109,856,661	831,680	18,726	(12,496,879)
Columbia India Infrastructure ETF	76.4	24,981,347	364,846	1,065,094	(6,790,817)
Columbia India Small Cap ETF	—	—	17,642	(1,565,514)	1,278,558

Fund shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund's principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of significant accounting policies

Basis of preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange at 11:00 a.m. Eastern (U.S.) time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

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The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolio of Investments.

Foreign currency transactions and translation

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of net asset value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal income tax status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)

be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter for Columbia EM Quality Dividend ETF. The remaining Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements

Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Accounting Standards Update 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)

Note 3. Investment management fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds' participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.

The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets and is paid as follows:

	Effective August 1, 2018		Prior to August 1, 2018
Funds	Assets (billions)	Investment management fee rate (%)	Assets (billions)	Investment management fee rate (%)
Columbia Beyond BRICs ETF	All	0.59	All	0.85
Columbia EM Core ex-China ETF	All	0.35	All	0.70
Columbia EM Quality Dividend ETF	All	0.59	All	0.59
Columbia Emerging Markets Consumer ETF	All	0.59	All	0.59
Columbia India Consumer ETF	All	0.75	All	0.75
Columbia India Infrastructure ETF	All	0.75	All	0.75
Columbia India Small Cap ETF	All	0.75	All	0.75

The annualized effective management services fee rate for the six months ended September 30, 2018 was as follows:

Funds	Effective investment management fee rate (%)
Columbia Beyond BRICs ETF	0.77
Columbia EM Core ex-China ETF	0.59
Columbia EM Quality Dividend ETF	0.59
Columbia Emerging Markets Consumer ETF	0.59
Columbia India Consumer ETF	0.75
Columbia India Infrastructure ETF	0.75
Columbia India Small Cap ETF	0.75

The Investment Manager had contractually agreed to waive all or a portion of the investment management fee for the periods disclosed below, so that each Fund's investment management fee was limited as a percentage of the respective Fund's average daily net assets to the annual rate noted below:

Funds	Prior to September 1, 2018
Columbia Beyond BRICs ETF	0.58%
Columbia EM Core ex-China ETF	0.35

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Funds, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment Manager.

Distribution and service fees

ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

				Net
Funds	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	unrealized appreciation (depreciation) ($)
Columbia Beyond BRICs ETF	50,201,288	6,968,022	(4,775,691)	2,192,331
Columbia EM Core ex-China ETF	7,783,255	1,881,139	(601,316)	1,279,823
Columbia EM Quality Dividend ETF	7,799,557	578,493	(402,871)	175,622
Columbia Emerging Markets Consumer ETF	478,083,509	68,741,867	(94,799,108)	(26,057,241)
Columbia India Consumer ETF	110,236,726	26,803,770	(7,163,040)	19,640,730
Columbia India Infrastructure ETF	29,905,241	5,584,784	(2,823,761)	2,761,023
Columbia India Small Cap ETF	22,219,533	144,363	(6,757,539)	(6,613,176)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at March 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)

	Carryforwards with no expiration
Funds	Short-term capital loss carryforward ($)	Long-term capital loss carryforward ($)
Columbia Beyond BRICs ETF	17,608,572	40,436,947
Columbia EM Core ex-China ETF	—	—
Columbia EM Quality Dividend ETF	20,946,356	5,998,667
Columbia Emerging Markets Consumer ETF	—	167,735,557
Columbia India Consumer ETF	4,835,874	686,546
Columbia India Infrastructure ETF	15,926,335	40,131,846
Columbia India Small Cap ETF	—	6,095,120

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2018, were as follows:

Funds	Purchases ($)	Sales ($)
Columbia Beyond BRICs ETF	11,006,932	15,611,006
Columbia EM Core ex-China ETF	811,140	650,132
Columbia EM Quality Dividend ETF	5,214,270	6,406,505
Columbia Emerging Markets Consumer ETF	59,803,231	114,279,367
Columbia India Consumer ETF	—	2,301,253
Columbia India Infrastructure ETF	8,581,318	19,774,418
Columbia India Small Cap ETF	3,607,661	10,123,662

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. In-kind transactions

The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended September 30, 2018, the cost basis of in-kind purchases and sales was as follows:

Funds	Purchases ($)	Sales ($)
Columbia Beyond BRICs ETF	—	6,657,539
Columbia EM Core ex-China ETF	—	—
Columbia EM Quality Dividend ETF	—	971,746
Columbia Emerging Markets Consumer ETF	—	200,032,770
Columbia India Consumer ETF	—	—
Columbia India Infrastructure ETF	—	—
Columbia India Small Cap ETF	—	—

Note 7. Line of credit

Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)

for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. This agreement expires annually in December unless extended or renewed.

During the six months ended September 30, 2018, Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF, Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF and Columbia India Small Cap ETF had no borrowings.

During the six months ended September 30, 2018, the following Fund had borrowings:

Fund	Average daily loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia India Infrastructure ETF	8,200,000	3.17	3

Interest expense incurred by the Funds is recorded as a line of credit interest expense in the Statement of Operations. There were no outstanding borrowings at September 30, 2018.

Note 8. Significant risks

Concentration risk

Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective underlying index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.

Consumer concentration risk

Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the consumer goods and consumer services sectors (specifically the consumer goods and consumer services sectors of India for the Columbia India Consumer ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Country and regional risk

Each Fund will invest in specific countries or geographic regions to approximately the same extent as its underlying index. To the extent that a Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country's or region's economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of a Fund's assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect that Fund's performance.

Emerging markets risk

The Funds are subject to emerging markets risk. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)

corruption and crime; less governmental regulation; and less developed legal systems. These risks may be greater for investments in frontier markets.

Financial concentration risk

Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF and Columbia EM Quality Dividend ETF have concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these Funds may be adversely affected.

India concentration risk

Because Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF invest predominantly in Indian securities, their NAVs will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

India-Mauritius tax treaty risk

Each of Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF and the respective Subsidiary of each has historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. As of the date of this report Columbia India Small Cap ETF has transitioned all its Indian securities out of its corresponding Subsidiary and holds its investments in Indian securities directly in the Fund. Columbia India Infrastructure ETF and Columbia Emerging Markets Consumer ETF each intend to transition their investments in Indian securities out of their corresponding Subsidiary by the end of the 2018 calendar year and will hold investments in Indian securities directly in the Fund. India and Mauritius have agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies acquired on or after April 1, 2017, which will result in higher taxes paid indirectly by a Fund and, therefore, lower returns for a Fund and its shareholders. Gains resulting from the alienation of shares acquired prior to April 1, 2017 will continue to be exempt from Indian tax under the India- Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules, and a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, to the extent that such gains are not otherwise exempt or reduced under a tax treaty, which could result in the imposition by India of various additional taxes on Indian securities invested in by a Subsidiary and a Fund.

Industrials concentration risk

Columbia India Infrastructure ETF may be more susceptible to the particular risks that may affect companies in the industrials sector than if it was invested in a wider variety of companies in unrelated sectors. The performance of companies in the industrials sector may be affected by government regulation, world events and economic conditions.

Infrastructure concentration risk

Because Columbia India Infrastructure ETF concentrates its investments in the infrastructure sectors of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Materials concentration risk

Columbia India Infrastructure ETF and Columbia India Small Cap ETF may be more susceptible to the particular risks that may affect companies in the materials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. Performance of such companies may be affected by factors

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)

including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of overbuilding or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Non-diversification risk

Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Small cap companies risk

Columbia India Small Cap ETF primarily invests in small capitalization companies. Small cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Technology and technology-related investment risk

Columbia EM Core ex-China ETF may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it was invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)

its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Columbia ETF Trust II | Semiannual Report 2018

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF, Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF (each, an ETF and collectively, the ETFs). Under an investment management services agreement (collectively, the IMS Agreement), Columbia Threadneedle provides investment advice and other services to each ETF and other funds in the Columbia Fund family (collectively, the Funds).

On an annual basis, each ETF's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, extent and quality of services provided by Columbia Threadneedle

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the ETFs by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the ETFs and their service providers' compliance programs. In

Columbia ETF Trust II | Semiannual Report 2018

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.

The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement. It was also observed that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the ETFs.

Investment performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of each ETF and their net assets. The Board also observed the passive nature of the ETFs and that the objective of each ETF is to seek investment results that, before fees and expenses, correspond to the performance of each ETF's index. The Board observed that each ETF's gross performance met expectations.

Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the ETFs

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. In considering the proposed level of fees under the IMS Agreement, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by each ETF. In this regard, they observed that many of the competitors of the ETFs have adopted similar unified/all-inclusive fee structures.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board's analysis of the reasonableness of the Funds' fee rates, and JDL's conclusion that the management fees being charged to the Funds are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board observed that the ETFs' unified fee rates were approximately equal to or less than the median expenses paid by funds in each ETF's comparative peer universe. Based on its review, the Board concluded that each ETF's investment management services fee was fair and reasonable in light of the extent and quality of services that each ETF receives.

The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each ETF. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing and operating the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the ETFs should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Columbia ETF Trust II | Semiannual Report 2018

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Economies of scale to be realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the ETFs grow and took note of the extent to which ETF shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management's observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Columbia ETF Trust II | Semiannual Report 2018

ADDITIONAL INFORMATION

Proxy voting policies and procedures

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly schedule of investments

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Funds' Form N-Q or Form N-PORT is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Additional Fund information

For more information about the Funds, please visit columbiathreadneedleetf.com or call 888.800.4347.

Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 102869

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II | Semiannual Report 2018

Columbia ETF Trust II

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2018 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

SAR280_03_H01_(11/18)

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Investments.

(a)               The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)               Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)                  Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)                  Not applicable.

(a)(4)                  Not applicable.

(b)                                 Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust II

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	11/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	11/20/2018

By (Signature and Title)*	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	11/20/2018

* Print the name and title of each signing officer under his or her signature.